Fair Value of Financial Instruments - Equity Interest in Ernest and Related Loans Measured at Fair Value on Recurring Basis (Detail) (Fair Value Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
Mar. 31, 2013
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	$ 196,500
Cost	196,500
Mortgage loans | Mortgage Loans
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	100,000
Cost	100,000
Acquisition Loan | Other loans
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	93,200
Cost	93,200
Equity investments | Other assets
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	3,300
Cost	$ 3,300